Schedule of pension cost components Japan (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2013 JAPAN [Member]	Dec. 31, 2012 JAPAN [Member]	Dec. 31, 2011 JAPAN [Member]	Dec. 31, 2010 JAPAN [Member]	Dec. 31, 2013 FRANCE [Member]	Dec. 31, 2012 FRANCE [Member]	Dec. 31, 2011 FRANCE [Member]	Jan. 31, 2012 FRANCE [Member]	Dec. 31, 2010 FRANCE [Member]
Benefit obligations	€ 640	€ 538	€ 646	€ 562	€ 491	€ 517	€ 386	€ 517	€ 371
Service cost	46	61	68		39	29	31
Normal cost	7	6	6		17	18	17
Actuarial (gain) loss	156	(6)	37		(75)	93	(33)
Benefits paid		(93)			(11)	(8)	0
Exchange rate impact	(116)	(76)	47
Unrecognized actuarial (gain) loss	280	157	199		27	38	(56)
Accrued pension cost	360	380	447		498	449	411
Amortization of (Gains) Losses	€ 9	€ 0	€ 0